UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21381
                                                    ----------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                    Date of reporting period: AUGUST 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------
 COMMON STOCKS - 99.1%

              AIR FREIGHT & LOGISTICS - 0.5%
     41,489   United Parcel Service, Inc., Class B ........      $   2,906,304
                                                                 -------------

              AUTO COMPONENTS - 0.5%
     41,161   Magna International, Inc. ...................          2,961,534
                                                                 -------------

              BEVERAGES - 1.1%
     58,930   Anheuser-Busch Companies, Inc. ..............          2,909,963
     65,251   Coca-Cola (The) Company .....................          2,923,897
                                                                 -------------
                                                                     5,833,860
                                                                 -------------
              CAPITAL MARKETS - 1.1%
     99,066   Allied Capital Corp. ........................          3,030,429
     88,727   Federated Investors, Inc., Class B ..........          2,970,580
                                                                 -------------
                                                                     6,001,009
                                                                 -------------
              CHEMICALS - 2.1%
     44,842   Air Products & Chemicals, Inc. ..............          2,972,576
     74,041   E. I. du Pont de Nemours and Company ........          2,959,419
     75,620   International Flavors & Fragrances, Inc. ....          3,007,407
     46,626   PPG Industries, Inc. ........................          2,954,223
                                                                 -------------
                                                                    11,893,625
                                                                 -------------
              COMMERCIAL BANKS - 16.3%
     99,814   AmSouth Bancorporation ......................          2,859,671
     93,043   Associated Banc-Corp ........................          2,934,576
     49,098   Bank of Montreal ............................          2,979,267
     66,872   Bank of Nova Scotia .........................          2,865,465
     68,253   BB&T Corp. ..................................          2,921,228
     38,929   Canadian Imperial Bank of Commerce ..........          2,827,803
     43,822   City National Corp. .........................          2,883,488
     51,498   Comerica, Inc. ..............................          2,948,260
     58,817   Commerce Bancshares, Inc. ...................          2,947,908
     50,708   Compass Bancshares, Inc. ....................          2,941,064
     49,813   Cullen/Frost Bankers, Inc. ..................          2,936,974
     73,628   Fifth Third Bancorp .........................          2,896,525
     72,653   First Horizon National Corp. ................          2,773,892
     79,638   First Midwest Bancorp, Inc. .................          2,974,479
    121,656   Huntington Bancshares, Inc. .................          2,910,012
     23,704   M&T Bank Corp. ..............................          2,902,792
     62,623   Marshall & Ilsley Corp. .....................          2,920,110
     79,464   Mercantile Bankshares Corp. .................          2,934,606
     52,465   National Bank of Canada .....................          2,847,530
     83,503   National City Corp. .........................          2,887,534
    155,320   Old National Bancorp ........................          2,906,037
     41,836   PNC Financial Services Group, Inc. ..........          2,961,570
    155,819   Popular, Inc. ...............................          2,968,352
     79,139   Regions Financial Corp. .....................          2,848,213
     64,256   Royal Bank of Canada ........................          2,854,252
     37,874   SunTrust Banks, Inc. ........................          2,893,574
    100,643   Synovus Financial Corp. .....................          2,926,698
     50,435   Toronto-Dominion Bank .......................          2,917,665

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------
 COMMON STOCKS - CONTINUED

              COMMERCIAL BANKS - (CONTINUED)
     51,755   Wachovia Corp. ..............................      $   2,827,376
     83,503   Wells Fargo & Company .......................          2,901,729
     67,274   Wilmington Trust Corp. ......................          2,963,420
                                                                 -------------
                                                                    90,062,070
                                                                 -------------
              COMMERCIAL SERVICES & SUPPLIES - 1.6%
     48,533   Avery Dennison Corp. ........................          3,006,134
     68,786   Pitney Bowes, Inc. ..........................          2,998,382
     89,026   R.R. Donnelley & Sons Company ...............          2,886,223
                                                                 -------------
                                                                     8,890,739
                                                                 -------------
              COMPUTERS & PERIPHERALS - 0.5%
     70,813   Diebold, Inc. ...............................          2,967,773
                                                                 -------------
              CONSTRUCTION MATERIALS - 0.5%
     38,349   Vulcan Materials Company ....................          3,014,615
                                                                 -------------
              CONSUMER FINANCE - 0.6%
     63,305   SLM Corp. ...................................          3,072,192
                                                                 -------------
              CONTAINERS & PACKAGING - 1.1%
     91,867   Bemis Company ...............................          2,967,304
     89,135   Sonoco Products Company .....................          2,984,240
                                                                 -------------
                                                                     5,951,544
                                                                 -------------
              DISTRIBUTORS - 0.5%
     70,951   Genuine Parts Company .......................          2,932,405
                                                                 -------------
              DIVERSIFIED FINANCIAL SERVICES - 0.5%
     55,851   Bank of America Corp. .......................          2,874,651
                                                                 -------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
     94,833   AT&T, Inc. ..................................          2,952,151
     72,599   BellSouth Corp. .............................          2,956,231
    140,667   Telecom Corp. of New Zealand Ltd.,
                Sponsored ADR .............................          3,104,521
     83,696   Verizon Communications, Inc. ................          2,944,425
                                                                 -------------
                                                                    11,957,328
                                                                 -------------
              ELECTRIC UTILITIES - 6.4%
     63,568   ALLETE, Inc. ................................          2,920,314
     37,717   Entergy Corp. ...............................          2,928,725
     48,195   Exelon Corp. ................................          2,938,931
     51,589   FirstEnergy Corp. ...........................          2,943,668
     65,976   FPL Group, Inc. .............................          2,932,633
     97,276   Great Plains Energy, Inc. ...................          2,968,863
    108,169   Hawaiian Electric Industries, Inc. ..........          2,965,994
     64,114   Pinnacle West Capital Corp. .................          2,945,397
     84,523   PPL Corp. ...................................          2,955,769
     66,383   Progress Energy, Inc. .......................          2,942,758
     86,768   Southern (The) Company ......................          2,973,539
    121,099   Westar Energy, Inc. .........................          2,953,605
                                                                 -------------
                                                                    35,370,196
                                                                 -------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------
 COMMON STOCKS - CONTINUED

              ELECTRICAL EQUIPMENT - 1.1%
     36,200   Emerson Electric Company ....................      $   2,973,830
     63,819   Hubbell, Inc., Class B ......................          2,967,583
                                                                 -------------
                                                                     5,941,413
                                                                 -------------
              FOOD & STAPLES RETAILING - 1.1%
     95,081   Sysco Corp. .................................          2,984,593
     74,649   Weis Markets, Inc. ..........................          2,949,382
                                                                 -------------
                                                                     5,933,975
                                                                 -------------
              FOOD PRODUCTS - 8.0%
     68,965   Cadbury Schweppes PLC, Sponsored ADR ........          2,949,633
     78,056   Campbell Soup Company .......................          2,932,564
    122,735   ConAgra Foods, Inc. .........................          2,921,093
     53,874   General Mills, Inc. .........................          2,921,587
     70,590   H.J. Heinz Company ..........................          2,953,486
     54,044   Hershey (The) Company .......................          2,916,214
     61,174   J.M. Smucker (The) Company ..................          2,974,892
     58,526   Kellogg Company .............................          2,967,268
     87,975   Kraft Foods, Inc., Class A ..................          2,983,232
     65,887   Lancaster Colony Corp. ......................          2,908,252
     81,399   McCormick & Company, Inc. ...................          2,964,552
    176,217   Sara Lee Corp. ..............................          2,930,489
    124,522   Unilever NV .................................          2,968,604
    122,838   Unilever PLC, Sponsored ADR .................          2,957,939
     63,003   Wm. Wrigley Jr. Company .....................          2,924,599
                                                                 -------------
                                                                    44,174,404
                                                                 -------------
              GAS UTILITIES - 5.4%
     81,582   AGL Resources, Inc. .........................          2,968,769
    103,142   Atmos Energy Corp. ..........................          2,970,490
     82,485   Equitable Resources, Inc. ...................          3,040,397
     77,288   National Fuel Gas Company ...................          2,950,083
     61,020   New Jersey Resources Corp. ..................          3,030,253
     77,536   Northwest Natural Gas Company ...............          2,965,752
     70,045   Peoples Energy Corp. ........................          2,968,507
    114,743   Piedmont Natural Gas Company, Inc. ..........          2,991,350
    121,149   UGI Corp. ...................................          3,004,495
     96,630   WGL Holdings, Inc. ..........................          3,002,294
                                                                 -------------
                                                                    29,892,390
                                                                 -------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
     93,763   Arrow International Inc. ....................          3,029,483
     51,977   Hillenbrand Industries, Inc. ................          2,966,327
                                                                 -------------
                                                                     5,995,810
                                                                 -------------
              HOUSEHOLD DURABLES - 1.6%
     40,745   Fortune Brands, Inc. ........................          2,958,087
    127,582   Leggett & Platt, Inc. .......................          2,940,765
     68,965   Snap-On, Inc. ...............................          3,013,770
                                                                 -------------
                                                                     8,912,622
                                                                 -------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------
 COMMON STOCKS - CONTINUED

              HOUSEHOLD PRODUCTS - 2.1%
     48,531   Clorox (The) Company ........................      $   2,902,639
     49,575   Colgate-Palmolive Company ...................          2,967,559
     46,912   Kimberly-Clark Corp. ........................          2,978,912
     47,697   Proctor & Gamble (The)Company ...............          2,952,444
                                                                 -------------
                                                                    11,801,554
                                                                 -------------
              INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS - 0.5%
     49,331   Constellation Energy Group, Inc. ............          2,964,300
                                                                 -------------

              INDUSTRIAL CONGLOMERATES - 1.6%
     41,656   3M Company ..................................          2,986,735
     86,049   General Electric Company ....................          2,930,829
     52,220   Teleflex, Inc. ..............................          2,914,398
                                                                 -------------
                                                                     8,831,962
                                                                 -------------
              INSURANCE - 5.3%
     51,416   Allstate (The) Corp. ........................          2,979,043
    108,898   Arthur J. Gallagher & Company ...............          2,918,466
     59,643   Chubb (The) Corp. ...........................          2,991,693
     63,360   Cincinnati Financial Corp. ..................          2,956,378
     48,801   Lincoln National Corp. ......................          2,962,221
     89,409   Manulife Financial Corp. ....................          2,919,204
     48,075   MBIA Inc. ...................................          2,962,862
     58,621   Mercury General Corp. .......................          2,946,878
    139,452   Old Republic International Corp. ............          2,914,547
     64,892   Protective Life Corp. .......................          2,986,979
                                                                 -------------
                                                                    29,538,271
                                                                 -------------
              LEISURE EQUIPMENT & PRODUCTS - 0.6%
     80,453   Polaris Industries, Inc. ....................          3,065,259
                                                                 -------------

              MACHINERY - 2.2%
     39,366   Deere & Company .............................          3,074,485
     44,391   Eaton Corp. .................................          2,952,001
     66,876   Illinois Tool Works, Inc. ...................          2,935,856
     77,973   Ingersoll-Rand Company Ltd., Class A ........          2,964,533
                                                                 -------------
                                                                    11,926,875
                                                                 -------------
              MEDIA - 1.6%
     52,875   Gannett Co., Inc. ...........................          3,005,944
    131,387   New York Times (The) Company ................          2,958,835
     92,158   Tribune Company .............................          2,876,251
                                                                 -------------
                                                                     8,841,030
                                                                 -------------
              MULTI-UTILITIES - 9.1%
     55,541   Ameren Corp. ................................          2,974,221
     63,945   Consolidated Edison, Inc. ...................          2,954,259
     35,909   Dominion Resources, Inc. ....................          2,868,770
     98,830   Duke Energy Corp. ...........................          2,964,900

Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------
COMMON STOCKS - CONTINUED

              MULTI-UTILITIES - (CONTINUED)
    122,167   Energy East Corp. ...........................      $   2,962,550
     71,404   KeySpan Corp. ...............................          2,927,564
    117,336   MDU Resources Group, Inc. ...................          2,874,732
     90,130   NSTAR .......................................          2,967,981
     79,901   OGE Energy Corp. ............................          2,975,513
     70,164   PG & E Corp. ................................          2,941,977
    102,308   PNM Resources Inc. ..........................          2,933,170
     72,166   SCANA Corp. .................................          2,984,064
     60,099   Sempra Energy ...............................          2,988,122
    107,569   Vectren Corp. ...............................          2,964,602
     69,443   Wisconsin Energy Corp. ......................          2,986,049
     57,135   WPS Resources Corp. .........................          2,935,596
    142,111   Xcel Energy, Inc. ...........................          2,955,909
                                                                 -------------
                                                                    50,159,979
                                                                 -------------
              OIL, GAS & CONSUMABLE FUELS - 3.1%
     42,652   BP PLC, Sponsored ADR .......................          2,902,469
     43,546   Chevron Corp. ...............................          2,804,362
     43,677   ConocoPhillips ..............................          2,770,432
     41,201   Royal Dutch Shell PLC, Class A, ADR .........          2,840,397
     42,274   Total SA, Sponsored ADR .....................          2,850,536
     91,693   TransCanada Corp. ...........................          2,981,856
                                                                 -------------
                                                                    17,150,052
                                                                 -------------
              PERSONAL PRODUCTS - 0.5%
    104,140   Avon Products, Inc. .........................          2,989,859
                                                                 -------------

              PHARMACEUTICALS - 4.3%
     59,557   Abbott Laboratories .........................          2,900,426
    133,621   Bristol-Myers Squibb Company ................          2,906,257
     53,165   GlaxoSmithKline PLC, ADR ....................          3,018,709
     44,851   Johnson & Johnson ...........................          2,900,066
     53,048   Lilly (Eli) & Company .......................          2,966,975
    106,544   Pfizer, Inc. ................................          2,936,353
     65,723   Sanofi-Aventis, ADR .........................          2,954,249
     60,777   Wyeth .......................................          2,959,840
                                                                 -------------
                                                                    23,542,875
                                                                 -------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.7%
     54,870   Archstone-Smith Trust .......................          2,917,987
     24,397   AvalonBay Communities, Inc. .................          2,952,037
     49,745   BRE Properties, Inc., Class A ...............          2,939,432
     78,668   Duke Realty Corp. ...........................          2,987,811
     78,775   Equity Office Properties Trust ..............          2,921,765
     59,326   Equity Residential ..........................          2,958,588
     40,094   Federal Realty Investment Trust .............          2,969,763
    101,416   Health Care Property Investors, Inc. ........          3,051,607
     71,633   Kimco Realty Corp. ..........................          2,976,351
     61,471   Liberty Property Trust ......................          2,942,617

                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                     MARKET
   SHARES                                                             VALUE
-----------                                                      --------------
COMMON STOCKS - CONTINUED

              REAL ESTATE INVESTMENT TRUSTS (REITS) - (CONTINUED)
     56,557   Mack-Cali Realty Corp. ......................      $   3,006,005
    108,735   New Plan Excel Realty Trust .................          2,999,999
     68,982   Pennsylvania Real Estate Investment Trust ...          2,919,318
     83,986   Plum Creek Timber Company, Inc. .............          2,925,232
     52,712   Prologis ....................................          2,976,120
     34,075   Public Storage, Inc. ........................          2,952,599
     33,778   Simon Property Group, Inc. ..................          2,864,037
     97,997   United Dominion Realty Trust, Inc. ..........          2,989,888
     74,230   Washington Real Estate Investment Trust .....          3,015,223
     69,978   Weingarten Realty Investors .................          2,968,467
                                                                 -------------
                                                                    59,234,846
                                                                 -------------
              SPECIALTY RETAIL - 0.6%
     58,965   Sherwin-Williams (The) Company ..............          3,044,953
                                                                 -------------

              TEXTILES, APPAREL & LUXURY GOODS - 0.5%
     43,088   VF Corp. ....................................          3,011,420
                                                                 -------------

              THRIFTS & MORTGAGE FINANCE - 2.6%
     97,570   Astoria Financial Corp. .....................          2,995,399
     85,517   Capitol Federal Financial ...................          2,902,447
     45,738   Freddie Mac .................................          2,908,937
    132,464   Washington Federal, Inc. ....................          2,943,350
     67,321   Washington Mutual, Inc. .....................          2,820,077
                                                                 -------------
                                                                    14,570,210
                                                                 -------------
              TOTAL COMMON STOCKS .........................        548,213,904
                                                                 -------------
              (Cost $482,662,821)

              TOTAL INVESTMENTS - 99.1% ...................        548,213,904
              (Cost $482,662,821)*

              NET OTHER ASSETS & LIABILITIES - 0.9% .......          5,160,856
                                                                 -------------
              NET ASSETS - 100.0% .........................      $ 553,374,760
                                                                 =============

---------------------------------------------------------------------
         * Aggregate cost for federal income tax and financial reporting purposes.
       ADR American Depository Receipt

Page 6         See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                 AUGUST 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A.  PORTFOLIO VALUATION:

The First Trust Value Line(R) Dividend Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B.  SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $72,886,063, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,334,980.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) DIVIDEND FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.